Held for sale and corporate transactions (Tables)	6 Months Ended
Jun. 30, 2018
Held for sale and corporate transactions
Schedule of assets and liabilities held for sale

	2018 £m	2017 £m
	Half year	Half year
Loss arising on reinsurance of part of UK shareholder-backed annuity portfolionote (i)	(513)	—
Other transactionsnote (ii)	(57)	61
	(570)	61

Notes

(i)Loss arising on reinsurance of part of UK shareholder-backed annuity

2018 £m
Half year
Assets
Reinsurers’ share of insurance contract liabilities	11,928
Other debtors	49
Assets held for sale	11,977

Liabilities
Policyholder liabilities	11,928
Accruals, deferred income and other liabilities	49
Liabilities held for sale	11,977

(ii)Other Transactions